Pension and other schemes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension and other schemes
Pension cost, contributions payable	£ 471	£ 271
Outstanding defined contribution pension costs	£ 9	£ 70